Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Impaired loans by loans class [Abstract]
Recorded Investment	$ 25,881	$ 26,535
Unpaid Principal Balance	28,209	29,585
Related Allowance	0	0
YTD Avg Recorded Investment	26,552	27,737
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	3,306	4,129
Unpaid Principal Balance	3,996	5,499
Related Allowance	0	0
YTD Avg Recorded Investment	3,608	5,375
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
YTD Avg Recorded Investment	0	61
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	19,220	18,868
Unpaid Principal Balance	20,454	20,069
Related Allowance	0	0
YTD Avg Recorded Investment	19,616	18,683
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	412	422
Unpaid Principal Balance	470	466
Related Allowance	0	0
YTD Avg Recorded Investment	436	459
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,943	3,116
Unpaid Principal Balance	3,289	3,551
Related Allowance	0	0
YTD Avg Recorded Investment	2,892	3,159
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	23,431	24,566
Unpaid Principal Balance	25,584	27,376
Related Allowance	0	0
YTD Avg Recorded Investment	24,355	25,152
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	3,306	4,129
Unpaid Principal Balance	3,996	5,499
Related Allowance	0	0
YTD Avg Recorded Investment	3,608	4,798
New York and Other States [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
YTD Avg Recorded Investment	0	61
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	17,460	17,579
Unpaid Principal Balance	18,602	18,689
Related Allowance	0	0
YTD Avg Recorded Investment	18,127	17,261
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	359	366
Unpaid Principal Balance	417	410
Related Allowance	0	0
YTD Avg Recorded Investment	382	454
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,306	2,492
Unpaid Principal Balance	2,569	2,778
Related Allowance	0	0
YTD Avg Recorded Investment	2,238	2,578
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,450	1,969
Unpaid Principal Balance	2,625	2,209
Related Allowance	0	0
YTD Avg Recorded Investment	2,197	2,585
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
YTD Avg Recorded Investment	0	577
Florida [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
YTD Avg Recorded Investment	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,760	1,289
Unpaid Principal Balance	1,852	1,380
Related Allowance	0	0
YTD Avg Recorded Investment	1,489	1,422
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	53	56
Unpaid Principal Balance	53	56
Related Allowance	0	0
YTD Avg Recorded Investment	54	5
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	637	624
Unpaid Principal Balance	720	773
Related Allowance	0	0
YTD Avg Recorded Investment	$ 654	$ 581